Current and deferred taxes on income - Analysis of deferred tax balances (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of deferred tax balances
Net deferred tax assets related to the same legal entity	$ 224,513	$ 221,304
Net deferred tax liabilities related to the same legal entity	(324,931)	(328,608)
Total	(100,418)	(107,304)	$ (119,351)
Tax credits on non-operating losses
Analysis of deferred tax balances
Tax credits	104,100	102,555
Exchange variation losses
Analysis of deferred tax balances
Tax credits	79,430	84,536
Environmental obligation
Analysis of deferred tax balances
Tax credits	28,504	27,206
Asset retirement obligation
Analysis of deferred tax balances
Tax credits	23,990	22,085
Tax, civil and labor provisions
Analysis of deferred tax balances
Tax credits	15,666	16,904
Other provisions
Analysis of deferred tax balances
Tax credits	12,481	13,792
Provision for profit sharing
Analysis of deferred tax balances
Tax credits	6,521	6,322
Provision for inventory losses
Analysis of deferred tax balances
Tax credits	4,395	5,202
Use of public asset
Analysis of deferred tax balances
Tax credits	4,093	4,305
Provision for impairment of trade receivables
Analysis of deferred tax balances
Tax credits	1,110	743
Adjustment to present value
Analysis of deferred tax balances
Tax debits on temporary differences	(1,253)	(1,269)
Capitalized interest
Analysis of deferred tax balances
Tax debits on temporary differences	(10,624)	(7,184)
Accelerated depreciation and adjustment of useful lives
Analysis of deferred tax balances
Tax debits on temporary differences	(28,371)	(20,748)
Depreciation and amortization of fair value adjustment to PP&E and intangible assets
Analysis of deferred tax balances
Tax debits on temporary differences	(344,531)	(363,604)
Other differences
Analysis of deferred tax balances
Tax credits	5,028	1,863
Tax debits on temporary differences	(957)	$ (12)
Unutilised tax losses resulting from its holding activities in Luxembourg
Analysis of deferred tax balances
Tax credits	$ 0